Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 9. Income Taxes

The consolidated provision for income taxes consists of the following:

	2016	2015	2014
Currently payable
Federal	$884,743	$2,288,766	$1,399,794
State	53,015	276,519	120,377

	937,758	2,565,285	1,520,171
Deferred tax expense (benefit)	673,977	(86,251)	307,920

Income tax expense	$1,611,735	$2,479,034	$1,828,091

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2016	2015	2014
Federal taxes based on statutory rate	$2,838,452	$3,423,098	$3,154,469
State income taxes, net of federal benefit	46,972	182,503	79,449
Tax-exempt investment interest	(1,133,970)	(928,246)	(1,006,536)
Other, net	(139,720)	(198,321)	(399,291)

Income tax expense	$1,611,735	$2,479,034	$1,828,091

At December 31, 2016 and December 31, 2015, net deferred tax assets consist of the following:

	2016	2015
Deferred tax assets
Allowance for loan losses	$1,455,743	$2,414,691
Deferred compensation liability	3,375,924	3,187,914
Intangible assets	—	30,516
Unrealized loss on securities available-for-sale	6,376,702	16,544
Unrealized loss on securities transferred to HTM	—	4,216,929
Other	576,946	538,744

Total	11,785,315	10,405,338
Deferred tax liabilities
Premises and equipment	1,042,833	1,123,247
Other	107,813	116,674

Total	1,150,646	1,239,921

Net deferred tax asset	$10,634,669	$9,165,417

The net deferred tax asset was $10,634,669 and $9,165,417 at December 31, 2016 and 2015, respectively. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2016, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2016, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.

The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2013 through 2016. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2013 through 2016.